Summary of Significant Accounting Policies (Details) - Summary of disaggregated revenue from contracts with customers by timing of revenue recognition - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Services transferred at a point in time
Revenue from Online Education Services	$ 584,138	$ 219,912	$ 126,665
Revenue from Technological Development and Operation Services	77,486	91,757	943,686
Services transferred over time
Revenue from Online Education Services	7,674,311	5,150,788	4,058,931
Revenue from Technological Development and Operation Services	179,625	174,913	228,741
Total	$ 8,515,561	$ 5,637,370	$ 5,358,023